UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22839

EAGLE GROWTH AND INCOME OPPORTUNITIES FUND

(Exact name of registrant as specified in charter)

227 West Monroe Street, Suite 3200

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Sabrina Rusnak-Carlson

100 Federal St., 31st Floor

Boston, MA 02110

(Name and address of agent for service)

Copies of Communications to:

Nicole M. Runyan

Proskauer Rose LLP

Eleven Times Square

New York, NY 10036

Registrant's telephone number, including area code: (312) 702-8199

Date of fiscal year end: December 31

Date of reporting period: September 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited)	September 30, 2019

Investments	Shares	Value
COMMON STOCKS – 74.7% (52.2% of Total Investments)
Aerospace & Defense – 1.2%
Lockheed Martin Corp.	3,962	$1,545,418
Agriculture – 4.5%
Altria Group, Inc.	67,871	2,775,924
Philip Morris International, Inc.	40,752	3,094,299
Total Agriculture		5,870,223
Automobiles – 1.3%
Ford Motor Co.	186,020	1,703,943
Banks – 7.8%
Bank of Montreal (Canada)	48,719	3,593,026
Huntington Bancshares, Inc.	227,254	3,242,915
Umpqua Holdings Corp.	206,475	3,398,578
Total Banks		10,234,519
Chemicals – 1.5%
LyondellBasell Industries NV, Class A (Netherlands)	22,717	2,032,490
Electric Utilities – 7.4%
Evergy, Inc.	27,744	1,846,641
PPL Corp.	114,621	3,609,415
Southern Co. (The)	68,583	4,236,372
Total Electric Utilities		9,692,428
Hotels, Restaurants & Leisure – 2.8%
Carnival Corp.	83,951	3,669,498
Multi-Utilities – 5.5%
CenterPoint Energy, Inc.	130,871	3,949,687
National Grid PLC, ADR (United Kingdom)	61,017	3,302,850
Total Multi-Utilities		7,252,537
Oil, Gas & Consumable Fuels – 5.0%
Occidental Petroleum Corp.	39,910	1,774,797
Schlumberger Ltd.	54,110	1,848,939
TOTAL SA, ADR (France)	57,314	2,980,328
Total Oil, Gas & Consumable Fuels		6,604,064
Pharmaceuticals – 5.7%
Merck & Co., Inc.	45,668	3,844,333
Pfizer, Inc.	103,169	3,706,862
Total Pharmaceuticals		7,551,195
Pipelines – 5.4%
Energy Transfer LP	248,653	3,252,382
ONEOK, Inc.	52,767	3,888,400
Total Pipelines		7,140,782

See Notes to Schedule of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	September 30, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (REITs) – 13.0%
Crown Castle International Corp.	23,455	$3,260,479
Digital Realty Trust, Inc.	25,723	3,339,103
EPR Properties	53,121	4,082,880
Highwoods Properties, Inc.	52,894	2,377,056
Host Hotels & Resorts, Inc.	146,703	2,536,495
Weyerhaeuser Co.	53,794	1,490,094
Total Real Estate Investment Trusts (REITs)		17,086,107
Technology Hardware, Storage & Peripherals – 3.1%
Seagate Technology PLC (Ireland)	76,135	4,095,302
Telecommunications – 10.5%
AT&T, Inc.	113,700	4,302,408
CenturyLink, Inc.	222,694	2,779,221
Cisco Systems, Inc.	88,929	4,393,982
Verizon Communications, Inc.	39,392	2,377,701
Total Telecommunications		13,853,312
Total Common Stocks (Cost $104,337,393)		98,331,818
PREFERRED STOCKS – 24.4% (17.1% of Total Investments)
Banks – 13.6%
Bank of America Corp., Series Y, 6.50%	40,000	1,006,800
BOK Financial Corp., 5.38%	30,000	771,300
Capital One Financial Corp., Series D, 6.70%	60,000	1,519,200
Citigroup, Inc., Series J, 7.13%	20,000	568,000
Citigroup, Inc., Series K, 6.88%	20,000	562,000
Fifth Third Bancorp, Series I, 6.63%	40,000	1,120,000
First Horizon National Corp., Series A, 6.20%	25,857	670,731
First Republic Bank, Series I, 5.50%	56,640	1,509,456
Huntington Bancshares, Inc., Series D, 6.25%	20,000	526,000
JPMorgan Chase & Co., Series AA, 6.10%	40,000	1,036,800
JPMorgan Chase & Co., Series Y, 6.13%	40,000	1,023,600
PNC Financial Services Group, Inc. (The), Series P, 6.13%	20,000	548,400
Regions Financial Corp., Series B, 6.38%	40,000	1,112,400
TCF Financial Corp., Series C, 5.70%	50,000	1,311,000
US Bancorp, Series F, 6.50%	50,000	1,367,500
Wells Fargo & Co., Series Q, 5.85%	40,000	1,056,800
Wells Fargo & Co., Series R, 6.63%	80,000	2,232,800
Total Banks		17,942,787
Capital Markets – 5.8%
Apollo Global Management, Inc., Series A, 6.38%	60,000	1,602,600
Carlyle Group LP (The), Series A, 5.88%	60,000	1,519,200
Goldman Sachs Group, Inc. (The), Series K, 6.38%	40,000	1,112,000
Morgan Stanley, Series I, 6.38%	60,000	1,676,400
Northern Trust Corp., Series C, 5.85%	20,000	506,000

See Notes to Schedule of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	September 30, 2019

Investments	Shares	Value
PREFERRED STOCKS (continued)
Capital Markets (continued)
Oaktree Capital Group LLC, Series A, 6.63%	10,000	$268,200
State Street Corp., Series E, 6.00%	40,000	1,011,600
Total Capital Markets		7,696,000
Electric Utilities – 0.8%
DTE Energy Co., Series B, 5.38%	20,000	524,400
Southern Co. (The), 6.25%	20,000	534,800
Total Electric Utilities		1,059,200
Insurance – 2.4%
Allstate Corp. (The), Series E, 6.63%	40,000	998,400
Hartford Financial Services Group, Inc. (The), 7.88%	20,000	583,200
WR Berkley Corp., 5.75%	60,000	1,546,200
Total Insurance		3,127,800
Pipelines – 1.0%
Energy Transfer Operating LP, Series D, 7.63%	20,000	494,000
Energy Transfer Operating LP, Series E, 7.60%	30,000	760,200
Total Pipelines		1,254,200
Real Estate Investment Trusts (REITs) – 0.8%
EPR Properties, Series G, 5.75%	40,000	1,038,000
Total Preferred Stocks (Cost $31,447,687)		32,117,987
MASTER LIMITED PARTNERSHIP – 3.2% (2.2% of Total Investments)
Hotels, Restaurants & Leisure – 3.2%
Cedar Fair LP	72,111	4,208,398
(Cost $4,097,069)
EXCHANGE-TRADED FUNDS – 4.4% (3% of Total Investments)
Debt Funds – 4.4%
iShares iBoxx High Yield Corporate Bond ETF(a)	33,005	2,877,046
SPDR Bloomberg Barclays High Yield Bond ETF(a)	26,426	2,873,563
Total Exchange-Traded Funds (Cost $5,874,323)		5,750,609

	Principal
CORPORATE BONDS – 31.2% (21.8% of Total Investments)
Aerospace & Defense – 0.4%
BBA US Holdings, Inc., 5.38%, 05/01/26(b)	$500,000	526,250
Agriculture – 0.7%
Darling Ingredients, Inc., 5.25%, 04/15/27(b)	500,000	526,250
Reynolds American, Inc., 8.13%, 05/01/40	150,000	199,117
RJ Reynolds Tobacco Co., 8.13%, 05/01/40	125,000	166,869
Total Agriculture		892,236

See Notes to Schedule of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	September 30, 2019

Investments	Principal	Value
CORPORATE BONDS (continued)
Auto Parts & Equipment – 0.8%
Adient US LLC, 7.00%, 05/15/26(b)	$250,000	$261,562
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 8.50%, 05/15/27(b)	750,000	759,038
Total Auto Parts & Equipment		1,020,600
Automobiles – 0.6%
Ford Motor Co., 4.75%, 01/15/43	300,000	260,773
Ford Motor Credit Co. LLC, 5.11%, 05/03/29	500,000	503,594
Total Automobiles		764,367
Banks – 1.0%
Citizens Financial Group, Inc., Series C, 6.38%, Perpetual(c)	750,000	788,925
Goldman Sachs Group, Inc. (The), Series Q, 5.50%, Perpetual(c)	500,000	525,025
Total Banks		1,313,950
Building Materials – 1.0%
Builders FirstSource, Inc., 6.75%, 06/01/27(b)	500,000	539,375
Masonite International Corp., 5.75%, 09/15/26(b)	300,000	316,125
Masonite International Corp., 5.38%, 02/01/28(b)	100,000	104,250
Patrick Industries, Inc., 7.50%, 10/15/27(b)	400,000	411,000
Total Building Materials		1,370,750
Chemicals – 0.8%
Hexion, Inc., 7.88%, 07/15/27(b)	500,000	493,125
Rayonier AM Products, Inc., 5.50%, 06/01/24(b)	750,000	540,937
Total Chemicals		1,034,062
Commercial Services – 1.8%
Ashtead Capital, Inc., 5.25%, 08/01/26(b)	250,000	265,314
Brink's Co. (The), 4.63%, 10/15/27(b)	750,000	754,228
H&E Equipment Services, Inc., 5.63%, 09/01/25	750,000	774,285
Herc Holdings, Inc., 5.50%, 07/15/27(b)	250,000	260,625
United Rentals (North America), Inc., 4.88%, 01/15/28	250,000	260,944
Total Commercial Services		2,315,396
Distribution / Wholesale – 0.4%
HD Supply, Inc., 5.38%, 10/15/26(b)	250,000	264,375
Performance Food Group, Inc., 5.50%, 10/15/27(b)	250,000	263,437
Total Distribution / Wholesale		527,812
Diversified Holding Companies – 0.4%
VistaJet Malta Finance PLC / XO Management Holding, Inc. (Malta), 10.50%, 06/01/24(b)	500,000	486,875
Electric Utilities – 0.9%
CenterPoint Energy, Inc., Series A, 6.13%, Perpetual(c)	600,000	638,040

See Notes to Schedule of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	September 30, 2019

Investments	Principal	Value
CORPORATE BONDS (continued)
Electric Utilities (continued)
Clearway Energy Operating LLC, 5.75%, 10/15/25(b)	500,000	$529,375
Total Electric Utilities		1,167,415
Electrical Components & Equipment – 0.4%
Energizer Holdings, Inc., 7.75%, 01/15/27(b)	500,000	558,350
Entertainment – 0.2%
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)	200,000	209,830
Environmental Control – 0.4%
Browning-Ferris Industries, Inc., 7.40%, 09/15/35	131,000	186,118
Stericycle, Inc., 5.38%, 07/15/24(b)	300,000	308,732
Total Environmental Control		494,850
Food Products – 0.9%
Conagra Brands, Inc., 7.13%, 10/01/26	300,000	366,768
Kraft Heinz Foods Co., 5.20%, 07/15/45	300,000	315,105
Post Holdings, Inc., 5.50%, 12/15/29(b)	500,000	522,188
Total Food Products		1,204,061
Forest Products & Paper – 1.1%
Mercer International, Inc. (Canada), 5.50%, 01/15/26	1,000,000	972,500
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/26(b)	500,000	529,375
Total Forest Products & Paper		1,501,875
Healthcare - Services – 0.9%
HCA, Inc., 5.63%, 09/01/28	500,000	557,463
HCA, Inc., 4.13%, 06/15/29	500,000	526,400
Humana, Inc., 8.15%, 06/15/38	100,000	150,125
Total Healthcare - Services		1,233,988
Home Builders – 1.0%
Lennar Corp., 4.75%, 11/29/27	500,000	537,500
M/I Homes, Inc., 5.63%, 08/01/25	250,000	257,975
PulteGroup, Inc., 5.50%, 03/01/26	500,000	548,990
Total Home Builders		1,344,465
Hotels, Restaurants & Leisure – 1.0%
Hilton Domestic Operating Co., Inc., 5.13%, 05/01/26	500,000	525,625
MGM Resorts International, 5.50%, 04/15/27	750,000	820,950
Total Hotels, Restaurants & Leisure		1,346,575
Household Products – 0.3%
Spectrum Brands, Inc., 5.00%, 10/01/29(b)	400,000	407,500
Insurance – 0.4%
CNO Financial Group, Inc., 5.25%, 05/30/29	500,000	549,670
Internet – 0.2%
GrubHub Holdings, Inc., 5.50%, 07/01/27(b)	250,000	255,075

See Notes to Schedule of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	September 30, 2019

Investments	Principal	Value
CORPORATE BONDS (continued)
Iron / Steel – 0.4%
Cleveland-Cliffs, Inc., 5.88%, 06/01/27(b)	$500,000	$474,175
Media – 2.7%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.75%, 02/15/28	750,000	769,935
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.38%, 10/23/35	300,000	365,355
CSC Holdings LLC, 6.50%, 02/01/29(b)	500,000	554,800
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 08/15/26(b)	500,000	518,275
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.63%, 08/15/27(b)	100,000	103,875
Discovery Communications LLC, 4.88%, 04/01/43	300,000	312,835
Sirius XM Radio, Inc., 5.50%, 07/01/29(b)	500,000	533,125
Viacom, Inc., 5.85%, 09/01/43	300,000	368,480
Total Media		3,526,680
Miscellaneous Manufacturing – 0.4%
Koppers, Inc., 6.00%, 02/15/25(b)	500,000	500,000
Oil, Gas & Consumable Fuels – 2.8%
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 7.00%, 11/01/26(b)	650,000	545,187
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/39	150,000	183,909
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/01/28(b)	250,000	234,375
HollyFrontier Corp., 5.88%, 04/01/26	750,000	843,925
Laredo Petroleum, Inc., 6.25%, 03/15/23	400,000	356,500
Oasis Petroleum, Inc., 6.88%, 03/15/22	150,000	141,315
Oasis Petroleum, Inc., 6.25%, 05/01/26(b)	350,000	286,132
Parkland Fuel Corp. (Canada), 5.88%, 07/15/27(b)	500,000	524,343
Southwestern Energy Co., 7.50%, 04/01/26	600,000	522,378
Total Oil, Gas & Consumable Fuels		3,638,064
Packaging & Containers – 0.6%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland), 6.00%, 02/15/25(b)	300,000	314,805
Greif, Inc., 6.50%, 03/01/27(b)	500,000	530,625
Total Packaging & Containers		845,430
Pipelines – 2.1%
Enable Midstream Partners LP, 4.95%, 05/15/28	750,000	780,124
EnLink Midstream LLC, 5.38%, 06/01/29	500,000	479,375
EQM Midstream Partners LP, 5.50%, 07/15/28	500,000	497,250
MPLX LP, Series B, 6.88%, Perpetual(c)	750,000	754,275
Plains All American Pipeline LP / PAA Finance Corp., 4.30%, 01/31/43	300,000	277,552
Total Pipelines		2,788,576

See Notes to Schedule of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	September 30, 2019

Investments	Principal	Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) – 1.0%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC, 5.75%, 05/15/26(b)	$250,000	$262,187
GLP Capital LP / GLP Financing II, Inc., 5.30%, 01/15/29	500,000	552,980
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc., 5.75%, 02/01/27(b)	500,000	563,275
Total Real Estate Investment Trusts (REITs)		1,378,442
Retail – 0.6%
Party City Holdings, Inc., 6.63%, 08/01/26(b)	575,000	570,688
Yum! Brands, Inc., 5.35%, 11/01/43	300,000	289,500
Total Retail		860,188
Semiconductors – 0.3%
KLA Corp., 5.65%, 11/01/34	300,000	360,730
Technology Hardware, Storage & Peripherals – 0.9%
Dell International LLC / EMC Corp., 5.30%, 10/01/29(b)	750,000	818,949
Hewlett-Packard Co., 6.00%, 09/15/41	300,000	341,632
Total Technology Hardware, Storage & Peripherals		1,160,581
Telecommunications – 2.3%
Anixter, Inc., 6.00%, 12/01/25	250,000	275,465
AT&T, Inc., 6.38%, 03/01/41	395,000	518,180
AT&T, Inc., 4.35%, 06/15/45	300,000	316,254
CommScope, Inc., 8.25%, 03/01/27(b)	750,000	732,891
Vodafone Group PLC (United Kingdom), 7.00%, 04/04/79	1,000,000	1,153,980
Total Telecommunications		2,996,770
Trucking & Leasing – 1.5%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/45(b)	600,000	651,000
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 4.45%, 04/03/26	500,000	534,214
Avolon Holdings Funding Ltd. (Ireland), 4.38%, 05/01/26(b)	750,000	778,423
Total Trucking & Leasing		1,963,637
Total Corporate Bonds (Cost $39,281,156)		41,019,225
SENIOR LOANS(d) – 1.6% (1.2% of Total Investments)
Real Estate – 0.4%
Avision Young Canada, Inc., Term Loan - First Lien, (LIBOR + 5.00%, 0.000% Floor), 02/01/26(e)	500,000	491,250
Services: Consumer – 0.5%
WP CityMD BidCo, LLC (CityMD), Term Loan B – First Lien, (LIBOR + 4.50%, 1.00% Floor), 08/13/26(e)	750,000	743,906

See Notes to Schedule of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	September 30, 2019

Investments	Principal	Value
SENIOR LOANS(d) (continued)
Telecommunications – 0.7%
Avaya, Inc., Tranche B Term Loan - First Lien, (LIBOR + 4.250%, 0.000% Floor), 12/16/24(e)	$997,462	$950,494
Total Senior Loans (Cost $2,196,313)		2,185,650

	Shares
MONEY MARKET FUND – 3.6% (2.5% of Total Investments)
Morgan Stanley Institutional Liquidity Treasury Portfolio – Institutional Share Class, 1.82%(f) (Cost $4,688,707)	4,688,707	4,688,707
Total Investments – 143.1% (Cost $191,922,648)		188,302,394
Line of Credit Payable – (42.4)%		(55,800,000)
Liabilities in Excess of Other Assets – (0.7)%		(951,234)
Net Assets – 100.0%		$131,551,160

ADR - American Depositary Receipt

CMR - Constant Maturity Rate

ETF - Exchange Traded Fund

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

‡	Securities are U.S. securities, unless otherwise noted.
(a)	Security represents an ETF which invests primarily in debt securities and is considered a debt security for purposes of the Fund’s allocation between equity and debt securities.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Total fair value of Rule 144A securities amounts to $19,590,321 which represents approximately 14.9% of net assets as of September 30, 2019. Unless otherwise noted, 144A securities are deemed to be liquid.
(c)	Perpetual, callable security with no stated maturity date.
(d)	Senior loans pay interest at rates that are periodically determined on the basis of a floating benchmark lending rate, often subject to a floor, plus a spread, unless otherwise indicated. The most popular benchmark lending rates are the London Interbank Offered Rate (“LIBOR”), the rate that contributor banks in London charge each other for interbank deposits, and the prime rate offered by one or more major U.S. banks (“Prime”). Both LIBOR and Prime were utilized as benchmark lending rates for the senior loans at September 30, 2019. The rates shown represent the contractual rates (benchmark rate or floor plus spread) in effect at period end. Senior loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(e)	All or a portion of this position has not settled as of September 30, 2019. The Fund will not accrue interest on its senior loans until the settlement date at which point LIBOR will be established.
(f)	Rate shown reflects the 7-day yield as of September 30, 2019.

See Notes to Schedule of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	September 30, 2019

Fair Value Measurement

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
Assets Type
Common Stocks*	$98,331,818	$–	$–	$98,331,818
Preferred Stocks*	32,117,987	–	–	32,117,987
Exchange-Traded Funds*	5,750,609	–	–	5,750,609
Master Limited Partnerships*	4,208,398	–	–	4,208,398
Corporate Bonds*	–	41,019,225	–	41,019,225
Senior Loans*	–	2,185,650	–	2,185,650
Money Market Fund	4,688,707	–	–	4,688,707
Total Investments	$145,097,519	$43,204,875	$–	$188,302,394

*	Please refer to the Schedule of Investments for breakdown of valuations by industry

The Fund held no Level 3 securities during the period ended September 30, 2019.

See Notes to Schedule of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (concluded)	September 30, 2019

SUMMARY OF SCHEDULE OF INVESTMENTS	% of Net Assets
Aerospace & Defense	1.6%
Agriculture	5.2
Auto Parts & Equipment	0.8
Automobiles	1.9
Banks	22.4
Building Materials	1.0
Capital Markets	5.8
Chemicals	2.3
Commercial Services	1.8
Debt Funds	4.4
Distribution / Wholesale	0.4
Diversified Holding Companies	0.4
Electric Utilities	9.1
Electrical Components & Equipment	0.4
Entertainment	0.2
Environmental Control	0.4
Food Products	0.9
Forest Products & Paper	1.1
Healthcare - Services	0.9
Home Builders	1.0
Hotels, Restaurants & Leisure	7.0
Household Products	0.3
Insurance	2.8
Internet	0.2
Iron / Steel	0.4
Media	2.7
Miscellaneous Manufacturing	0.4
Money Market Fund	3.6
Multi-Utilities	5.5
Oil, Gas & Consumable Fuels	7.8
Packaging & Containers	0.6
Pharmaceuticals	5.7
Pipelines	8.5
Real Estate	0.4
Real Estate Investment Trusts (REITs)	14.8
Retail	0.6
Semiconductors	0.3
Services: Consumer	0.5
Technology Hardware, Storage & Peripherals	4.0
Telecommunications	13.5
Trucking & Leasing	1.5
Total Investments	143.1
Line of Credit Payable	(42.4)
Liabilities in Excess of Other Assets	(0.7)
Net Assets	100.0%

See Notes to Schedule of Investments.

Eagle Growth and Income Opportunities Fund Notes to the Schedule of Investments (unaudited)	September 30, 2019

1. ORGANIZATION AND OPERATIONS

Eagle Growth and Income Opportunities Fund (the “Fund”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a statutory trust established under the laws of Delaware by a Certificate of Trust dated April 22, 2013. The Fund commenced operations on June 19, 2015.

The Fund’s investment objective is to provide total return through a combination of current income and capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its Managed Assets, defined as the total assets of the Fund (including any assets attributable to borrowings for investment purposes), minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes), in dividend or other income paying equity securities and debt securities, excluding securities that distribute a return of capital, original issue discount bonds and payment-in-kind debt instruments.

Through August 30, 2019, Four Wood Capital Advisors LLC (“FWCA”) served as the Fund’s investment adviser. FWCA had engaged Eagle Asset Management, Inc. (“Eagle” or the “Sub-adviser”), a wholly-owned subsidiary of Raymond James Financial, Inc., as a sub-adviser to the Fund. On August 31, 2019, THL Credit Advisors LLC (“THL Credit” or the “Adviser”) commenced serving as the investment adviser to the Fund pursuant to an interim advisory agreement that was approved by the Fund’s Board of Trustees (the “Board”) in accordance with Rule 15a-4 under the 1940 Act. Also effective August 31, 2019, THL Credit engaged Eagle as a sub-adviser to the Fund pursuant to an interim subadvisory agreement that was approved by the Fund’s Board in accordance with Rule 15a-4 under the 1940 Act. The Fund’s Board also approved a new, non-interim, advisory agreement between the Fund and THL Credit and a new, non-interim, subadvisory agreement between THL Credit and Eagle, which are subject to shareholder approved before becoming effective.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that applies the accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946 – “Financial Services – Investment Companies”. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles. These principles require the Adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

The following summarizes the significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities that are fair valued at the close of each day on the New York Stock Exchange (“NYSE”), normally at 4:00 P.M., Eastern Time. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board has delegated fair valuation responsibilities to a valuation committee (the “Committee”), subject to the Board’s supervision and direction, through the adoption of procedures for valuation of the Fund’s securities (the “Valuation Procedures”). The Committee consists of certain designated individuals of the Fund’s Adviser and Sub-adviser. Under the current Valuation Procedures, the Committee is responsible for, among other things, determining and monitoring the value of the Fund’s assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities.

The Fund’s securities are valued by various methods, as described below:

Exchange traded securities are valued at the last quoted sales price as of the close of the exchange or, in the absence of a sale, the closing bid price, with the exception that for securities traded on the London Stock Exchange and National Association of Securities Dealers’ Automated Quotation System, those securities are valued at the official closing price.

Fixed income securities are valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations, or in the absence of broker-dealer supplied valuations, matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Senior loans are valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations (including mid or average prices) and other criteria. If the Committee does not believe that the pricing agent price reflects the current market value, the Adviser or Sub-adviser will determine a recommended method of valuing the senior loan for consideration by the Committee.

Eagle Growth and Income Opportunities Fund Notes to the Schedule of Investments (unaudited) (concluded)	September 30, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

Money market funds are valued based on the Fund’s proportionate interest in its net assets.

Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset or liability based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2019 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

3. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund is authorized to invest in certain derivative instruments, including options. The Fund records derivative instruments at fair value. For the period ended September 30, 2019, the Fund had no derivatives activity.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EAGLE GROWTH AND INCOME OPPORTUNITIES FUND

By (Signature and Title)*	/s/ Brian W. Good
Brian W. Good, President and Principal Executive Officer
(principal executive officer)

Date	November 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian W. Good
Brian W. Good, President and Principal Executive Officer
(principal executive officer)

Date	November 26, 2019

By (Signature and Title)*	/s/ Jennifer Wilson
Jennifer Wilson, Treasurer, Principal Financial Officer and Secretary
(principal financial officer)

Date	November 26, 2019

* Print the name and title of each signing officer under his or her signature.